FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS (Tables)	12 Months Ended
Jul. 31, 2015
FINANCIAL INSTRUMENTS AND CREDIT RISK CONCENTRATIONS [Abstract]
Schedule of fair value of financial instruments
	July 31, 2015
	Carrying	Fair
	Value	Value
Cash and cash equivalents	$4,085,704	$4,085,704
Marketable securities	$1,461,504	$1,461,504
Security deposits payable	$776,588	$776,588
Mortgages, note and term loan payable	$6,937,288	$6,999,768